Vanguard® Wellesley® Income Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (11.6%)
U.S. Government Securities (8.7%)
	United States Treasury Note/Bond	4.875%	5/31/26	190,000	190,386
	United States Treasury Note/Bond	4.625%	6/30/26	215,000	214,630
	United States Treasury Note/Bond	4.500%	7/15/26	2,860	2,847
	United States Treasury Note/Bond	4.375%	8/15/26	29,940	29,744
	United States Treasury Note/Bond	4.375%	12/15/26	34,617	34,422
	United States Treasury Note/Bond	1.250%	12/31/26	823	759
	United States Treasury Note/Bond	4.000%	1/15/27	9,456	9,319
	United States Treasury Note/Bond	4.125%	2/15/27	248,540	245,705
	United States Treasury Note/Bond	4.250%	3/15/27	145,449	144,290
	United States Treasury Note/Bond	2.500%	3/31/27	21,240	20,132
	United States Treasury Note/Bond	2.750%	4/30/27	42,750	40,726
	United States Treasury Note/Bond	4.500%	5/15/27	189,320	189,083
	United States Treasury Note/Bond	2.750%	7/31/27	13,431	12,753
	United States Treasury Note/Bond	3.125%	8/31/27	29,986	28,768
	United States Treasury Note/Bond	4.125%	9/30/27	11,500	11,371
	United States Treasury Note/Bond	4.125%	10/31/27	20,000	19,775
	United States Treasury Note/Bond	3.875%	11/30/27	15,520	15,224
	United States Treasury Note/Bond	3.875%	12/31/27	27,964	27,431
	United States Treasury Note/Bond	4.000%	2/29/28	28,601	28,163
	United States Treasury Note/Bond	3.625%	3/31/28	26,615	25,866
	United States Treasury Note/Bond	3.625%	5/31/28	12,580	12,222
	United States Treasury Note/Bond	4.000%	6/30/28	6,686	6,584
	United States Treasury Note/Bond	4.125%	7/31/28	107,567	106,441
	United States Treasury Note/Bond	4.375%	8/31/28	90,667	90,553
	United States Treasury Note/Bond	4.625%	9/30/28	175,486	176,967
	United States Treasury Note/Bond	4.375%	11/30/28	52,289	52,289
	United States Treasury Note/Bond	3.750%	12/31/28	150,790	146,973
	United States Treasury Note/Bond	4.000%	1/31/29	292,804	288,321
	United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,556
	United States Treasury Note/Bond	4.250%	2/28/29	240,925	239,871
	United States Treasury Note/Bond	4.125%	3/31/29	206,218	204,156
	United States Treasury Note/Bond	4.625%	4/30/29	353,503	357,591
	United States Treasury Note/Bond	4.500%	5/31/29	71,014	71,502
	United States Treasury Note/Bond	3.500%	4/30/30	10,160	9,715
	United States Treasury Note/Bond	3.750%	5/31/30	13,152	12,739
	United States Treasury Note/Bond	4.000%	7/31/30	20,991	20,591
	United States Treasury Note/Bond	4.875%	10/31/30	4,037	4,151
	United States Treasury Note/Bond	4.375%	11/30/30	34,079	34,111
	United States Treasury Note/Bond	3.750%	12/31/30	66,674	64,413
	United States Treasury Note/Bond	4.250%	2/28/31	7,180	7,138
	United States Treasury Note/Bond	4.500%	11/15/33	109,828	110,857
[1]	United States Treasury Note/Bond	4.000%	2/15/34	285,172	276,885
	United States Treasury Note/Bond	4.375%	5/15/34	6,690	6,692
	United States Treasury Note/Bond	2.000%	11/15/41	152,871	104,955
	United States Treasury Note/Bond	3.375%	8/15/42	51,456	43,464
	United States Treasury Note/Bond	4.000%	11/15/42	117,907	108,659
	United States Treasury Note/Bond	3.875%	2/15/43	45,866	41,451
	United States Treasury Note/Bond	4.750%	11/15/43	47,755	48,397
	United States Treasury Note/Bond	4.500%	2/15/44	181,669	178,235
	United States Treasury Note/Bond	3.625%	5/15/53	706	601
	United States Treasury Note/Bond	4.750%	11/15/53	4,770	4,932
	United States Treasury Note/Bond	4.250%	2/15/54	80,216	76,393
	United States Treasury Note/Bond	4.625%	5/15/54	129,212	131,009
					4,332,808
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	18,160

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities (2.6%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	20,310	15,656
[2]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	12	12
[2]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,051	1,071
[2,3]	UMBS Pool	2.500%	8/1/27–4/1/38	20,777	18,520
[2,3,4]	UMBS Pool	3.000%	6/1/43–7/15/54	338,975	288,659
[2,3]	UMBS Pool	5.000%	11/1/43–11/1/53	253,435	246,875
[2,3]	UMBS Pool	4.000%	3/1/53	68,591	62,759
[2,3]	UMBS Pool	5.500%	3/1/53–2/1/54	400,037	394,921
[2,3]	UMBS Pool	6.000%	10/1/53–11/1/53	252,024	252,869
					1,281,342
Nonconventional Mortgage-Backed Securities (0.3%)
[2,3]	Fannie Mae REMICS	1.250%	2/25/28	4,125	3,902
[2,3]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	48,958	45,984
[2,3]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	29,035	25,782
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	1,863	1,742
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	582	566
[2,3]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	3,527	3,281
[2,3]	Fannie Mae REMICS	2.500%	8/25/46–2/25/47	32,011	25,806
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	1,655	1,621
[2,3]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	2,352	2,302
[2,3]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	14,934	13,459
[2,3]	Freddie Mac REMICS	2.000%	9/15/31	3,872	3,745
[2,3]	Freddie Mac REMICS	2.500%	9/15/32	140	139
[2,3]	Freddie Mac REMICS	3.000%	6/15/44–5/15/46	29,473	26,226
					154,555
Total U.S. Government and Agency Obligations (Cost $5,871,474)					5,786,865
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[2,5]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	1,781	1,683
[2,5]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	72	72
[2,5]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	868	854
[2,5]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	40,276
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	42,305	42,805
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	1,049	1,014
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	2,626	2,543
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	20,698	16,621
[2,5,6]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	6.343%	10/15/36	14,465	14,284
[2,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	16,167	14,555
[2,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	4,983	4,721
[2,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	5.970%	8/15/62	3,520	3,466
[2,5]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	38,386	35,160
[2,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	12,887	12,475
[2,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	16,542	14,681
[2,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	25,903	22,247
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	44,890	45,396
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	19,245	19,187
[2,3,6]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	11.350%	10/25/28	1,657	1,740
[2,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	64,845	59,659
[2,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	40,670	40,819
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	12,952
[2,3,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	28,355	27,599
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	41,561	42,540
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,042	9,858
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	6,167
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	6,343
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	19,626	18,269
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	64,641	55,685
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	22,150	22,214
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/29	23,030	23,026
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	18,225	18,024
[2,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	31,269	32,097
[2,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	50,295	50,096
[2,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	22,795	22,837
[2,5]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	32,004	29,393
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	29,595	29,675
[2,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	6,605	6,039
[2,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	8,683	7,518

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	7,014	6,401
[2,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	1,754	1,600
[2,5]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	122,825	109,434
[2,5]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	10,130	8,730
[2,5]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	16,352	15,850
[2,5]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	44,028	42,452
[2,5,6]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	18,421
[2,5]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	12,176	10,369
[2,5]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	8,065	7,724
[2,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	20,210	18,375
[2,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,077	31,280
[2,5]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	28,188	26,696
[2,5]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	38,425	35,305
[2]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	16,695	16,677
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	48,393	48,396
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	24,360	24,553
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,300,265)					1,236,853
Corporate Bonds (43.3%)
Communications (2.6%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	23,904
	America Movil SAB de CV	6.125%	3/30/40	10,010	10,376
	AT&T Inc.	2.750%	6/1/31	71,900	61,579
	AT&T Inc.	4.300%	12/15/42	5,945	4,945
	AT&T Inc.	3.650%	6/1/51	6,086	4,298
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	21,136	14,112
	Comcast Corp.	3.150%	3/1/26	15,280	14,773
	Comcast Corp.	4.250%	1/15/33	7,560	7,066
	Comcast Corp.	4.200%	8/15/34	30,155	27,643
	Comcast Corp.	4.400%	8/15/35	32,657	30,217
	Comcast Corp.	3.969%	11/1/47	40,576	31,629
	Comcast Corp.	4.000%	3/1/48	17,415	13,681
	Comcast Corp.	3.999%	11/1/49	26,848	20,925
	Comcast Corp.	2.887%	11/1/51	37,513	23,422
	Comcast Corp.	2.450%	8/15/52	35,080	19,750
	Comcast Corp.	4.049%	11/1/52	19,891	15,414
	Comcast Corp.	5.350%	5/15/53	58,422	55,974
	Comcast Corp.	2.937%	11/1/56	156,916	94,669
	Comcast Corp.	2.987%	11/1/63	92,954	54,530
[5]	Cox Communications Inc.	4.800%	2/1/35	58,525	52,948
	Discovery Communications LLC	4.125%	5/15/29	4,406	4,068
	Discovery Communications LLC	3.625%	5/15/30	24,240	21,329
	Meta Platforms Inc.	4.950%	5/15/33	49,016	49,255
	Meta Platforms Inc.	5.600%	5/15/53	29,815	30,434
	Meta Platforms Inc.	5.750%	5/15/63	15,300	15,732
	NBCUniversal Media LLC	4.450%	1/15/43	6,495	5,608
[5]	NBN Co. Ltd.	1.625%	1/8/27	25,935	23,777
[5]	NBN Co. Ltd.	2.625%	5/5/31	38,645	33,102
[5]	NBN Co. Ltd.	2.500%	1/8/32	68,983	57,486
[5]	NTT Finance Corp.	1.162%	4/3/26	76,700	71,415
[5]	NTT Finance Corp.	2.065%	4/3/31	9,240	7,624
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	38,936
	Orange SA	9.000%	3/1/31	47,066	56,147
[2,5]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	8,238	8,207
	T-Mobile USA Inc.	2.050%	2/15/28	42,480	38,134
	T-Mobile USA Inc.	3.875%	4/15/30	73,575	68,783
	T-Mobile USA Inc.	2.550%	2/15/31	19,710	16,731
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,172
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	14,757
	T-Mobile USA Inc.	3.000%	2/15/41	4,964	3,548
	T-Mobile USA Inc.	4.500%	4/15/50	8,048	6,720
	Verizon Communications Inc.	4.329%	9/21/28	4,660	4,531
	Verizon Communications Inc.	2.355%	3/15/32	23,109	18,886
	Verizon Communications Inc.	4.812%	3/15/39	46,984	43,572
	Verizon Communications Inc.	2.875%	11/20/50	4,045	2,544
	Verizon Communications Inc.	2.987%	10/30/56	6,140	3,759
	Verizon Communications Inc.	3.000%	11/20/60	4,193	2,510
	Walt Disney Co.	3.500%	5/13/40	48,198	38,436
	Warnermedia Holdings Inc.	3.755%	3/15/27	9,931	9,420

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warnermedia Holdings Inc.	4.054%	3/15/29	4,996	4,614
					1,286,092
Consumer Discretionary (1.5%)
	Amazon.com Inc.	3.600%	4/13/32	75,375	69,254
	Amazon.com Inc.	4.950%	12/5/44	13,920	13,453
	Amazon.com Inc.	3.950%	4/13/52	20,865	16,797
	Amazon.com Inc.	4.250%	8/22/57	29,070	24,350
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,124
	American Honda Finance Corp.	2.000%	3/24/28	34,925	31,407
[5]	BMW US Capital LLC	1.250%	8/12/26	28,890	26,615
	Brown University	2.924%	9/1/50	4,745	3,269
[5]	ERAC USA Finance LLC	5.000%	2/15/29	8,020	8,001
[5]	ERAC USA Finance LLC	4.900%	5/1/33	45,457	44,234
[5]	ERAC USA Finance LLC	5.200%	10/30/34	7,610	7,532
[5]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,268
[5]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	31,049
[5]	ERAC USA Finance LLC	5.400%	5/1/53	26,850	25,946
	Georgetown University	4.315%	4/1/49	5,155	4,462
	Georgetown University	2.943%	4/1/50	7,785	5,223
	Georgetown University	5.115%	4/1/53	8,906	8,779
	Home Depot Inc.	4.850%	6/25/31	18,010	17,865
	Home Depot Inc.	1.875%	9/15/31	8,465	6,895
	Home Depot Inc.	3.250%	4/15/32	30,653	27,189
	Home Depot Inc.	3.300%	4/15/40	32,073	24,967
	Home Depot Inc.	4.400%	3/15/45	22,390	19,368
	Home Depot Inc.	4.250%	4/1/46	18,668	15,707
	Home Depot Inc.	4.500%	12/6/48	12,020	10,419
	Home Depot Inc.	3.125%	12/15/49	2,435	1,659
	Home Depot Inc.	2.375%	3/15/51	2,435	1,398
	Home Depot Inc.	2.750%	9/15/51	11,970	7,454
	Home Depot Inc.	3.625%	4/15/52	30,835	22,814
	Home Depot Inc.	4.950%	9/15/52	935	865
	Home Depot Inc.	5.300%	6/25/54	26,261	25,640
	Home Depot Inc.	5.400%	6/25/64	3,070	2,992
[5]	Hyundai Capital America	1.650%	9/17/26	36,110	33,236
[2]	Johns Hopkins University	4.083%	7/1/53	7,145	6,041
[2]	Johns Hopkins University	2.813%	1/1/60	2,920	1,844
	Leland Stanford Junior University	2.413%	6/1/50	2,223	1,389
	Lowe's Cos. Inc.	3.100%	5/3/27	100,000	94,678
	Lowe's Cos. Inc.	3.750%	4/1/32	8,874	8,056
	Massachusetts Institute of Technology	2.989%	7/1/50	775	544
	Massachusetts Institute of Technology	2.294%	7/1/51	1,918	1,151
	McDonald's Corp.	3.625%	9/1/49	3,054	2,215
[2]	Northeastern University	2.894%	10/1/50	8,570	5,804
[2]	Northwestern University	2.640%	12/1/50	735	482
	President and Fellows of Harvard College	3.745%	11/15/52	410	330
	Thomas Jefferson University	3.847%	11/1/57	6,085	4,550
	Trustees of Princeton University	2.516%	7/1/50	1,824	1,178
	Trustees of Princeton University	4.201%	3/1/52	1,968	1,731
	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,868	3,563
[2]	University of Chicago	2.761%	4/1/45	9,540	7,276
	University of Southern California	2.945%	10/1/51	1,570	1,062
	University of Southern California	4.976%	10/1/53	20,625	19,984
	Yale University	2.402%	4/15/50	1,245	775
					721,884
Consumer Staples (2.0%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	14,731
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	67,126	61,816
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	18,114	16,488
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	825	836
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	32,915	30,857
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	48,882	49,246
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,451	2,551
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	9,109	7,943
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	29,269
	BAT Capital Corp.	7.079%	8/2/43	11,080	11,699
[5]	Cargill Inc.	4.760%	11/23/45	57,879	51,921
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	25,303	25,408
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	13,000	13,116

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conagra Brands Inc.	4.600%	11/1/25	7,685	7,593
	Conagra Brands Inc.	1.375%	11/1/27	4,905	4,321
	Conagra Brands Inc.	5.300%	11/1/38	475	447
[5]	Danone SA	2.947%	11/2/26	68,785	65,198
	Diageo Capital plc	2.375%	10/24/29	14,420	12,739
	Diageo Capital plc	2.000%	4/29/30	11,315	9,646
	Diageo Finance plc	5.625%	10/5/33	14,623	15,182
	Kenvue Inc.	5.000%	3/22/30	33,735	33,853
	Kenvue Inc.	5.100%	3/22/43	15,210	14,675
	Kenvue Inc.	5.050%	3/22/53	16,540	15,593
	Keurig Dr Pepper Inc.	5.050%	3/15/29	28,690	28,650
	Molson Coors Beverage Co.	3.000%	7/15/26	50,000	47,871
	PepsiCo Inc.	2.375%	10/6/26	67,645	63,930
	Philip Morris International Inc.	5.125%	11/17/27	34,170	34,163
	Philip Morris International Inc.	5.625%	11/17/29	21,285	21,736
	Philip Morris International Inc.	5.125%	2/15/30	107,883	107,497
	Philip Morris International Inc.	5.125%	2/13/31	11,665	11,516
	Philip Morris International Inc.	5.375%	2/15/33	83,514	82,951
	Philip Morris International Inc.	5.250%	2/13/34	16,435	16,125
	Philip Morris International Inc.	4.375%	11/15/41	6,383	5,376
	Philip Morris International Inc.	4.500%	3/20/42	17,272	14,766
	Philip Morris International Inc.	4.125%	3/4/43	13,565	10,901
	Philip Morris International Inc.	4.875%	11/15/43	15,078	13,317
	Philip Morris International Inc.	4.250%	11/10/44	19,410	15,705
					969,632
Energy (2.4%)
[5]	Aker BP ASA	6.000%	6/13/33	17,345	17,515
	BP Capital Markets America Inc.	1.749%	8/10/30	23,705	19,703
	BP Capital Markets America Inc.	2.721%	1/12/32	58,224	49,529
	BP Capital Markets America Inc.	4.812%	2/13/33	38,735	37,557
	BP Capital Markets America Inc.	4.893%	9/11/33	39,620	38,570
	BP Capital Markets America Inc.	5.227%	11/17/34	41,585	41,279
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	10,931
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	20,688
	BP Capital Markets America Inc.	3.001%	3/17/52	46,980	30,205
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	13,076
	Cheniere Energy Partners LP	5.950%	6/30/33	22,860	23,146
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,070	4,002
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,685	11,933
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,029	40,617
[5]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	825	869
	ConocoPhillips Co.	3.758%	3/15/42	11,185	8,863
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,519
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	12,439
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	5,894
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	20,033	17,171
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	19,654
	Enbridge Inc.	6.700%	11/15/53	10,606	11,586
	Energy Transfer LP	6.550%	12/1/33	16,575	17,538
	Energy Transfer LP	5.550%	5/15/34	1,100	1,086
	Energy Transfer LP	5.350%	5/15/45	3,410	3,052
	Energy Transfer LP	5.300%	4/15/47	5,600	4,958
	Energy Transfer LP	5.400%	10/1/47	16,385	14,657
	Energy Transfer LP	5.950%	5/15/54	22,205	21,510
[5]	Eni SpA	5.950%	5/15/54	14,805	14,522
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,506
	Equinor ASA	2.875%	4/6/25	4,965	4,870
	Equinor ASA	3.125%	4/6/30	59,622	54,380
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,090
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	33,190
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	32,393
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	8,953
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	42,522	36,440
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	35,667	28,546
[2,5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	6,563	6,699
[2,5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	27,045	28,303
	MPLX LP	5.500%	6/1/34	21,045	20,724
	ONEOK Inc.	5.650%	11/1/28	10,600	10,761
[5]	QatarEnergy	3.125%	7/12/41	23,670	17,490

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	25,879
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	20,724	19,781
[5]	Schlumberger Holdings Corp.	5.000%	11/15/29	12,140	12,051
	Shell International Finance BV	3.250%	5/11/25	28,680	28,167
	Shell International Finance BV	4.125%	5/11/35	40,575	37,192
	Shell International Finance BV	5.500%	3/25/40	10,795	10,864
	Shell International Finance BV	4.375%	5/11/45	95,725	81,738
	Shell International Finance BV	3.000%	11/26/51	51,310	33,580
	Suncor Energy Inc.	5.950%	12/1/34	13,000	13,279
	Targa Resources Corp.	6.150%	3/1/29	9,835	10,152
	TotalEnergies Capital SA	5.150%	4/5/34	16,960	16,978
	TotalEnergies Capital SA	5.488%	4/5/54	12,510	12,344
	TotalEnergies Capital SA	5.638%	4/5/64	18,665	18,503
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	57,578
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	13,769
					1,216,269
Financials (18.6%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	32,130	32,598
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	50,695	51,880
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	1,410	1,212
[5]	AIB Group plc	5.871%	3/28/35	5,785	5,749
	Allstate Corp.	5.250%	3/30/33	17,610	17,539
	Allstate Corp.	5.550%	5/9/35	6,152	6,232
	Allstate Corp.	3.850%	8/10/49	4,153	3,138
	American Express Co.	6.489%	10/30/31	9,945	10,598
	American Express Co.	5.043%	5/1/34	66,296	64,830
	American Express Co.	5.625%	7/28/34	825	827
	American Express Co.	5.915%	4/25/35	1,100	1,120
	American International Group Inc.	6.250%	5/1/36	8,338	8,812
	American International Group Inc.	4.800%	7/10/45	9,065	8,088
	American International Group Inc.	4.750%	4/1/48	16,540	14,594
	American International Group Inc.	4.375%	6/30/50	6,125	5,068
	Ameriprise Financial Inc.	5.700%	12/15/28	7,333	7,506
	Ameriprise Financial Inc.	4.500%	5/13/32	14,270	13,736
	Ameriprise Financial Inc.	5.150%	5/15/33	24,095	24,122
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	13,420	12,591
[5]	Athene Global Funding	1.985%	8/19/28	700	610
[5]	Athene Global Funding	2.717%	1/7/29	42,315	37,562
[5]	Athene Global Funding	5.583%	1/9/29	25,540	25,639
	Athene Holding Ltd.	6.250%	4/1/54	1,100	1,100
[5]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	22,068
	Banco Santander SA	1.849%	3/25/26	48,600	45,564
	Banco Santander SA	2.749%	12/3/30	13,000	10,822
	Bank of America Corp.	3.559%	4/23/27	41,870	40,492
	Bank of America Corp.	3.593%	7/21/28	35,495	33,781
	Bank of America Corp.	3.419%	12/20/28	48,603	45,692
	Bank of America Corp.	4.271%	7/23/29	72,640	69,976
	Bank of America Corp.	3.974%	2/7/30	69,430	65,755
	Bank of America Corp.	3.194%	7/23/30	33,250	30,176
	Bank of America Corp.	2.496%	2/13/31	99,085	85,617
	Bank of America Corp.	2.687%	4/22/32	31,625	26,743
	Bank of America Corp.	2.572%	10/20/32	21,500	17,833
	Bank of America Corp.	5.015%	7/22/33	3,915	3,825
	Bank of America Corp.	5.872%	9/15/34	5,105	5,250
	Bank of America Corp.	6.110%	1/29/37	30,000	31,174
	Bank of America Corp.	3.846%	3/8/37	50,484	44,389
	Bank of America Corp.	5.875%	2/7/42	8,770	9,122
	Bank of America Corp.	3.311%	4/22/42	25,000	18,794
	Bank of America Corp.	5.000%	1/21/44	24,180	22,802
	Bank of America Corp.	3.946%	1/23/49	5,290	4,163
	Bank of America Corp.	4.330%	3/15/50	48,915	40,842
	Bank of America Corp.	2.972%	7/21/52	29,030	18,934
	Bank of America NA	5.526%	8/18/26	72,000	72,493
	Bank of New York Mellon Corp.	5.148%	5/22/26	17,505	17,478
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,651	25,551
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,775	14,135
	Bank of New York Mellon Corp.	4.967%	4/26/34	32,713	31,874
	Bank of New York Mellon Corp.	5.188%	3/14/35	935	923
	Bank of Nova Scotia	2.700%	8/3/26	60,225	57,053

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	5.350%	12/7/26	52,930	52,984
	Bank of Nova Scotia	1.950%	2/2/27	12,170	11,225
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	31,159
	Barclays plc	2.852%	5/7/26	9,735	9,491
	Barclays plc	3.330%	11/24/42	11,060	7,927
	Berkshire Hathaway Inc.	3.125%	3/15/26	18,645	18,056
	BlackRock Funding Inc.	5.250%	3/14/54	17,560	16,965
	BlackRock Inc.	2.100%	2/25/32	20,194	16,450
	BlackRock Inc.	4.750%	5/25/33	37,605	36,852
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,945	16,535
[5]	BNP Paribas SA	1.323%	1/13/27	20,420	19,067
[5]	BNP Paribas SA	3.500%	11/16/27	74,220	69,717
[5]	BNP Paribas SA	2.591%	1/20/28	58,145	54,023
[5]	BNP Paribas SA	5.335%	6/12/29	20,000	19,987
[5]	BNP Paribas SA	2.159%	9/15/29	19,680	17,166
[5]	BNP Paribas SA	3.132%	1/20/33	1,545	1,301
[5]	BNP Paribas SA	5.894%	12/5/34	36,990	37,919
[5]	BPCE SA	5.150%	7/21/24	37,185	37,152
[5]	BPCE SA	2.045%	10/19/27	24,910	22,862
[5]	BPCE SA	3.500%	10/23/27	64,900	60,663
[5]	BPCE SA	5.281%	5/30/29	7,710	7,677
[5]	BPCE SA	2.700%	10/1/29	48,550	42,624
[5]	BPCE SA	6.714%	10/19/29	31,805	32,989
[5]	BPCE SA	7.003%	10/19/34	825	882
[5]	BPCE SA	5.936%	5/30/35	8,555	8,526
[5]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,695	16,321
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	34,262
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	23,702
[5]	Brighthouse Financial Global Funding	5.650%	6/10/29	33,368	33,349
[5]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	35,110	32,498
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	29,945	29,900
	Capital One Financial Corp.	7.149%	10/29/27	14,255	14,725
	Capital One Financial Corp.	6.312%	6/8/29	12,270	12,556
	Capital One Financial Corp.	5.700%	2/1/30	7,310	7,339
	Capital One Financial Corp.	7.624%	10/30/31	935	1,028
	Capital One Financial Corp.	6.377%	6/8/34	59,015	60,599
	Capital One Financial Corp.	6.051%	2/1/35	12,601	12,675
	Charles Schwab Corp.	3.200%	3/2/27	19,790	18,835
	Charles Schwab Corp.	2.000%	3/20/28	34,825	31,252
	Charles Schwab Corp.	2.900%	3/3/32	47,885	40,942
	Charles Schwab Corp.	5.853%	5/19/34	3,388	3,453
	Chubb INA Holdings LLC	3.350%	5/3/26	12,280	11,881
	Chubb INA Holdings LLC	4.350%	11/3/45	24,795	21,413
	Citibank NA	5.570%	4/30/34	22,425	22,797
	Citigroup Inc.	1.462%	6/9/27	90,770	84,147
	Citigroup Inc.	4.125%	7/25/28	11,585	11,113
	Citigroup Inc.	3.520%	10/27/28	33,358	31,529
	Citigroup Inc.	3.878%	1/24/39	37,225	31,140
	Citigroup Inc.	5.875%	1/30/42	7,460	7,654
	Citigroup Inc.	2.904%	11/3/42	19,070	13,289
	Citigroup Inc.	5.300%	5/6/44	12,142	11,293
	Citizens Financial Group Inc.	5.841%	1/23/30	5,170	5,153
[5]	CNO Global Funding	1.650%	1/6/25	8,460	8,266
[5]	CNO Global Funding	5.875%	6/4/27	29,098	29,197
[5]	CNO Global Funding	2.650%	1/6/29	22,195	19,439
[5]	Commonwealth Bank of Australia	5.071%	9/14/28	35,285	35,561
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	70,000	58,007
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	46,479
[5]	Cooperatieve Rabobank UA	4.655%	8/22/28	42,315	41,282
	Corebridge Financial Inc.	3.900%	4/5/32	19,963	17,880
[5]	Corebridge Financial Inc.	6.050%	9/15/33	7,560	7,739
	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,480
	Corebridge Financial Inc.	4.400%	4/5/52	6,265	4,932
[5]	Corebridge Global Funding	5.750%	7/2/26	17,540	17,603
[5]	Corebridge Global Funding	5.900%	9/19/28	8,200	8,373
[5]	Corebridge Global Funding	5.200%	1/12/29	21,620	21,527
[5]	Corebridge Global Funding	5.200%	6/24/29	28,580	28,473
[5]	Credit Agricole SA	5.589%	7/5/26	39,945	40,123
[5]	Credit Agricole SA	6.316%	10/3/29	7,398	7,600
	Credit Suisse AG	7.500%	2/15/28	22,042	23,583

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Danske Bank A/S	1.621%	9/11/26	30,135	28,645
[5]	Danske Bank A/S	6.259%	9/22/26	33,405	33,634
[5]	Danske Bank A/S	1.549%	9/10/27	55,390	50,823
[5]	Danske Bank A/S	5.705%	3/1/30	13,725	13,762
	Deutsche Bank AG	6.720%	1/18/29	10,005	10,322
	Deutsche Bank AG	6.819%	11/20/29	13,370	13,900
[5]	DNB Bank ASA	1.535%	5/25/27	51,450	47,685
[5]	DNB Bank ASA	1.605%	3/30/28	45,295	40,798
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	14,642
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	24,717
[5]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	11,174
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	29,675
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	26,765
[5]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	33,100	33,574
[5]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	48,480	48,351
	Fifth Third Bancorp	4.055%	4/25/28	24,480	23,422
	Fifth Third Bancorp	4.337%	4/25/33	1,035	944
[5]	Five Corners Funding Trust III	5.791%	2/15/33	26,645	27,116
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	48,671	49,016
[5]	GA Global Funding Trust	5.500%	1/8/29	9,460	9,457
	Goldman Sachs Group Inc.	3.500%	11/16/26	28,000	26,875
	Goldman Sachs Group Inc.	1.431%	3/9/27	35,170	32,814
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	39,737
	Goldman Sachs Group Inc.	3.691%	6/5/28	22,025	21,066
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	69,017
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	52,933
	Goldman Sachs Group Inc.	3.800%	3/15/30	21,120	19,744
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	74,518
	Goldman Sachs Group Inc.	2.383%	7/21/32	97,372	80,021
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	20,383
	Goldman Sachs Group Inc.	3.102%	2/24/33	13,209	11,298
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	21,987
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	7,408
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	17,952
[5]	Guardian Life Global Funding	1.250%	5/13/26	7,235	6,713
	HSBC Holdings plc	5.887%	8/14/27	43,923	44,229
	HSBC Holdings plc	4.041%	3/13/28	27,520	26,514
	HSBC Holdings plc	5.597%	5/17/28	72,900	73,183
	HSBC Holdings plc	2.013%	9/22/28	10,000	8,980
	HSBC Holdings plc	7.390%	11/3/28	36,110	38,190
	HSBC Holdings plc	4.583%	6/19/29	15,190	14,682
	HSBC Holdings plc	2.357%	8/18/31	62,305	52,039
	HSBC Holdings plc	7.625%	5/17/32	15,800	17,676
	HSBC Holdings plc	2.804%	5/24/32	12,790	10,710
	HSBC Holdings plc	6.500%	5/2/36	19,800	20,688
	HSBC Holdings plc	6.100%	1/14/42	33,700	35,847
	Huntington National Bank	4.552%	5/17/28	17,175	16,718
	ING Groep NV	3.950%	3/29/27	31,310	30,250
	ING Groep NV	1.726%	4/1/27	33,125	30,985
	ING Groep NV	5.335%	3/19/30	7,030	7,003
	Intercontinental Exchange Inc.	4.350%	6/15/29	17,315	16,763
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	12,504
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	4,232
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,840	36,251
	Intercontinental Exchange Inc.	4.950%	6/15/52	46,610	42,452
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	16,564
[5]	Jackson National Life Global Funding	1.750%	1/12/25	18,300	17,889
[5]	Jackson National Life Global Funding	5.550%	7/2/27	16,565	16,517
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,383
	JPMorgan Chase & Co.	7.750%	7/15/25	25,000	25,625
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	25,878
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	71,449
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,042
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	12,924
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	38,815
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	17,699
	JPMorgan Chase & Co.	1.953%	2/4/32	17,965	14,624
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	18,723
	JPMorgan Chase & Co.	4.912%	7/25/33	56,058	54,457
	JPMorgan Chase & Co.	5.350%	6/1/34	15,410	15,343

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	28,487
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	71,237
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	16,137
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	14,430
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	13,718
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	11,205
	JPMorgan Chase & Co.	3.964%	11/15/48	170,360	135,407
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	26,310
[5]	KBC Group NV	5.796%	1/19/29	4,168	4,198
[5]	KBC Group NV	6.324%	9/21/34	27,180	28,197
[5]	Liberty Mutual Group Inc.	5.500%	6/15/52	28,825	26,797
[5]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	22,142
[5]	Lseg US Fin Corp.	5.297%	3/28/34	7,265	7,241
[5]	LSEGA Financing plc	1.375%	4/6/26	97,795	91,230
[5]	LSEGA Financing plc	2.000%	4/6/28	63,125	56,592
[5]	LSEGA Financing plc	2.500%	4/6/31	51,246	43,206
	M&T Bank Corp.	7.413%	10/30/29	23,720	24,954
[5]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	38,269
[5]	Macquarie Group Ltd.	2.871%	1/14/33	31,280	25,871
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,712
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	59,086	56,942
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	5,400	4,839
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	11,398
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	11,828
[5]	Met Tower Global Funding	5.250%	4/12/29	9,525	9,574
	MetLife Inc.	4.125%	8/13/42	5,300	4,394
	MetLife Inc.	4.875%	11/13/43	17,500	15,929
	MetLife Inc.	5.000%	7/15/52	5,333	4,860
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	28,812
[5]	Metropolitan Life Global Funding I	4.400%	6/30/27	15,070	14,807
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	40,511
[5]	Metropolitan Life Global Funding I	4.300%	8/25/29	23,695	22,785
[5]	Metropolitan Life Global Funding I	2.400%	1/11/32	61,345	50,442
[5]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,670	16,458
[5]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	25,651
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	24,105	23,941
	Morgan Stanley	2.720%	7/22/25	51,520	51,420
	Morgan Stanley	4.000%	7/23/25	20,805	20,493
	Morgan Stanley	2.630%	2/18/26	60,280	59,102
	Morgan Stanley	3.125%	7/27/26	36,950	35,330
	Morgan Stanley	4.350%	9/8/26	15,000	14,670
	Morgan Stanley	3.625%	1/20/27	31,000	29,886
	Morgan Stanley	3.772%	1/24/29	56,830	54,107
	Morgan Stanley	2.699%	1/22/31	72,345	63,418
	Morgan Stanley	7.250%	4/1/32	51,100	57,969
	Morgan Stanley	2.239%	7/21/32	59,815	48,932
	Morgan Stanley	2.511%	10/20/32	90,340	74,737
	Morgan Stanley	2.943%	1/21/33	31,085	26,426
	Morgan Stanley	5.466%	1/18/35	9,260	9,239
	Morgan Stanley	2.484%	9/16/36	53,080	42,008
	Morgan Stanley	5.297%	4/20/37	14,345	13,739
	Morgan Stanley	5.948%	1/19/38	50,276	49,990
	Morgan Stanley	4.300%	1/27/45	24,705	21,017
	Nasdaq Inc.	5.550%	2/15/34	18,570	18,605
	Nasdaq Inc.	3.950%	3/7/52	17,300	12,842
	Nasdaq Inc.	5.950%	8/15/53	18,070	18,266
	Nasdaq Inc.	6.100%	6/28/63	4,495	4,560
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	58,255
[5]	National Australia Bank Ltd.	5.134%	11/28/28	47,132	47,654
[5]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	69,367
[5]	National Australia Bank Ltd.	2.990%	5/21/31	55,019	46,235
[5]	National Australia Bank Ltd.	3.347%	1/12/37	26,175	22,104
[5]	National Securities Clearing Corp.	5.100%	11/21/27	54,105	54,179
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	35,637
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	51,212
	NatWest Group plc	1.642%	6/14/27	30,570	28,306
[5]	NBK SPC Ltd.	1.625%	9/15/27	67,250	61,818
[5]	New York Life Global Funding	5.000%	1/9/34	35,520	34,879
[5]	New York Life Insurance Co.	5.875%	5/15/33	44,785	46,397
[5]	New York Life Insurance Co.	3.750%	5/15/50	17,810	13,292

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New York Life Insurance Co.	4.450%	5/15/69	14,535	11,767
[5]	Nordea Bank Abp	1.500%	9/30/26	65,000	59,685
[5]	Northwestern Mutual Global Funding	5.160%	5/28/31	23,720	23,760
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	28,508	21,604
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	6,191
[5]	Nuveen LLC	5.550%	1/15/30	3,630	3,650
[5]	Nuveen LLC	5.850%	4/15/34	8,225	8,264
[5]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	48,378
[5]	Pacific LifeCorp.	5.400%	9/15/52	29,000	27,667
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	52,837
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	47,575	48,234
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	42,125	42,518
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	36,460	37,352
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	5,220	5,220
	PNC Bank NA	3.100%	10/25/27	42,485	39,736
	PNC Bank NA	3.250%	1/22/28	30,960	28,953
[5]	Pricoa Global Funding I	5.100%	5/30/28	33,652	33,675
[5]	Principal Life Global Funding II	2.500%	9/16/29	45,000	39,474
	Progressive Corp.	4.950%	6/15/33	53,892	53,348
	Progressive Corp.	4.125%	4/15/47	9,270	7,593
[5]	Protective Life Global Funding	4.714%	7/6/27	30,000	29,631
	Prudential Financial Inc.	3.000%	3/10/40	8,200	6,063
[5]	RGA Global Funding	2.700%	1/18/29	32,500	29,189
[5]	RGA Global Funding	5.448%	5/24/29	16,445	16,483
[5]	RGA Global Funding	5.500%	1/11/31	14,750	14,726
	Royal Bank of Canada	5.000%	2/1/33	37,098	36,562
	S&P Global Inc.	2.700%	3/1/29	6,613	5,991
[5]	Standard Chartered plc	6.301%	1/9/29	27,400	27,954
	State Street Corp.	4.821%	1/26/34	14,895	14,371
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	60,611
[5]	Swedbank AB	6.136%	9/12/26	32,595	32,997
[5]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	28,400	25,191
[5]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	34,310
	Truist Financial Corp.	3.700%	6/5/25	48,000	47,148
	UBS AG	1.250%	6/1/26	60,465	55,944
	UBS AG	5.650%	9/11/28	44,090	44,876
	UBS Group AG	3.750%	3/26/25	19,285	19,011
[5]	UBS Group AG	1.494%	8/10/27	40,025	36,716
[5]	UBS Group AG	3.869%	1/12/29	11,050	10,422
[5]	UBS Group AG	5.617%	9/13/30	30,555	30,716
[5]	UBS Group AG	3.091%	5/14/32	42,560	36,320
[5]	UBS Group AG	2.746%	2/11/33	5,670	4,636
[5]	UBS Group AG	6.537%	8/12/33	18,710	19,642
[5]	UBS Group AG	6.301%	9/22/34	30,305	31,467
[5]	UBS Group AG	3.179%	2/11/43	29,380	20,923
[5]	UniCredit SpA	1.982%	6/3/27	37,130	34,611
[5]	UniCredit SpA	3.127%	6/3/32	33,730	28,616
	US Bancorp	2.375%	7/22/26	45,000	42,475
	US Bancorp	2.677%	1/27/33	970	802
	Wachovia Corp.	6.605%	10/1/25	15,000	15,170
	Wells Fargo & Co.	3.550%	9/29/25	27,170	26,526
	Wells Fargo & Co.	3.000%	4/22/26	36,830	35,319
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,114
	Wells Fargo & Co.	3.196%	6/17/27	30,000	28,730
	Wells Fargo & Co.	3.526%	3/24/28	70,000	66,755
	Wells Fargo & Co.	6.303%	10/23/29	33,470	34,717
	Wells Fargo & Co.	2.879%	10/30/30	28,045	24,864
	Wells Fargo & Co.	2.572%	2/11/31	98,745	85,430
	Wells Fargo & Co.	3.350%	3/2/33	21,795	18,920
	Wells Fargo & Co.	4.897%	7/25/33	109,912	105,807
	Wells Fargo & Co.	5.606%	1/15/44	34,961	33,566
	Wells Fargo & Co.	4.650%	11/4/44	20,735	17,516
	Wells Fargo & Co.	4.900%	11/17/45	16,060	13,980
	Wells Fargo & Co.	4.400%	6/14/46	36,200	29,221
	Wells Fargo & Co.	4.750%	12/7/46	38,790	32,840
	Wells Fargo & Co.	4.611%	4/25/53	58,110	49,716
					9,279,879

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (4.3%)
	AbbVie Inc.	4.950%	3/15/31	19,235	19,184
	AbbVie Inc.	5.350%	3/15/44	15,873	15,689
	AbbVie Inc.	5.400%	3/15/54	37,457	37,062
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	13,974
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	15,207
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	13,009
[5]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,338
[5]	Alcon Finance Corp.	2.600%	5/27/30	8,540	7,442
[5]	Alcon Finance Corp.	5.375%	12/6/32	10,270	10,287
[5]	Alcon Finance Corp.	3.800%	9/23/49	8,670	6,539
[5]	Alcon Finance Corp.	5.750%	12/6/52	4,280	4,330
	Amgen Inc.	4.400%	5/1/45	4,842	4,073
	Amgen Inc.	4.200%	2/22/52	18,085	14,290
	Amgen Inc.	5.750%	3/2/63	13,895	13,623
	Ascension Health	2.532%	11/15/29	48,025	42,578
[2]	Ascension Health	4.847%	11/15/53	1,950	1,856
	AstraZeneca plc	3.375%	11/16/25	27,755	27,069
	AstraZeneca plc	4.000%	1/17/29	23,315	22,459
	Banner Health	2.907%	1/1/42	12,150	8,778
[5]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	23,271
[5]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	14,099
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,165	5,216
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	19,830	19,233
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	16,289
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	9,529
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,466
	Bristol-Myers Squibb Co.	5.200%	2/22/34	15,820	15,790
	Bristol-Myers Squibb Co.	3.550%	3/15/42	49,805	38,704
	Bristol-Myers Squibb Co.	5.500%	2/22/44	4,270	4,215
	Bristol-Myers Squibb Co.	4.250%	10/26/49	15,145	12,331
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10,415	6,096
	Bristol-Myers Squibb Co.	5.550%	2/22/54	1,100	1,084
	Bristol-Myers Squibb Co.	5.650%	2/22/64	36,000	35,176
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,533
	Cigna Group	3.250%	4/15/25	30,765	30,210
	Cigna Group	4.375%	10/15/28	9,615	9,336
	CommonSpirit Health	2.760%	10/1/24	22,990	22,802
	CommonSpirit Health	3.347%	10/1/29	44,950	41,190
	CommonSpirit Health	2.782%	10/1/30	22,715	19,686
	CommonSpirit Health	5.205%	12/1/31	35,195	34,700
[2]	CommonSpirit Health	4.350%	11/1/42	21,485	18,109
	CommonSpirit Health	3.910%	10/1/50	2,570	1,948
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	7,152
[5]	CSL Finance plc	4.250%	4/27/32	43,415	40,781
[5]	CSL Finance plc	4.750%	4/27/52	4,415	3,892
	CVS Health Corp.	1.750%	8/21/30	4,915	3,994
	CVS Health Corp.	4.875%	7/20/35	18,205	16,996
[2,5]	CVS Pass-Through Trust	5.926%	1/10/34	9,802	9,711
	Dignity Health	3.812%	11/1/24	18,560	18,420
	Elevance Health Inc.	3.650%	12/1/27	13,150	12,567
	Elevance Health Inc.	4.101%	3/1/28	34,795	33,649
	Elevance Health Inc.	2.550%	3/15/31	38,225	32,569
	Elevance Health Inc.	5.500%	10/15/32	15,105	15,353
	Elevance Health Inc.	4.650%	8/15/44	3,181	2,775
	Eli Lilly & Co.	4.875%	2/27/53	8,855	8,292
	Eli Lilly & Co.	4.950%	2/27/63	7,695	7,144
	Gilead Sciences Inc.	2.600%	10/1/40	25,658	17,647
	Gilead Sciences Inc.	4.500%	2/1/45	37,302	32,220
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	9,247	9,568
	HCA Inc.	5.450%	4/1/31	8,910	8,902
	HCA Inc.	6.000%	4/1/54	29,985	29,581
	Humana Inc.	5.750%	12/1/28	2,090	2,131
	Humana Inc.	5.375%	4/15/31	2,645	2,630
	Humana Inc.	5.950%	3/15/34	18,181	18,590
	Humana Inc.	5.500%	3/15/53	19,045	17,703
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	8,416
	Inova Health System Foundation	4.068%	5/15/52	14,145	11,734
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	14,537
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	28,452

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	11,989
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	25,822
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	22,841
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	20,990
	Mayo Clinic	4.128%	11/15/52	6,465	5,432
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	11,045
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	13,701
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	6,467
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	4,923
	Merck & Co. Inc.	3.400%	3/7/29	53,490	50,492
	Merck & Co. Inc.	4.150%	5/18/43	28,405	24,176
	Merck & Co. Inc.	4.900%	5/17/44	25,000	23,451
	Novartis Capital Corp.	4.400%	5/6/44	21,485	19,145
	OhioHealth Corp.	2.297%	11/15/31	12,575	10,491
	Pfizer Inc.	3.000%	12/15/26	28,400	27,105
	Pfizer Inc.	3.450%	3/15/29	41,000	38,808
	Pfizer Inc.	1.700%	5/28/30	9,100	7,659
	Pfizer Inc.	4.100%	9/15/38	52,715	46,474
	Pfizer Inc.	2.550%	5/28/40	230	160
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	18,770	18,287
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	13,500	12,835
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	7,078
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	6,095
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	7,410
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,531
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	22,496
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,415	14,347
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	9,332
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	20,107
[5]	Roche Holdings Inc.	2.375%	1/28/27	61,570	57,709
	Royalty Pharma plc	5.400%	9/2/34	11,880	11,564
	Royalty Pharma plc	3.550%	9/2/50	48,265	32,422
	Royalty Pharma plc	5.900%	9/2/54	11,955	11,509
	SSM Health Care Corp.	3.823%	6/1/27	41,615	40,180
	Sutter Health	2.294%	8/15/30	10,490	9,003
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	44,728	44,372
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	7,790	5,640
	Toledo Hospital	5.750%	11/15/38	17,965	17,954
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	13,760
	UnitedHealth Group Inc.	3.850%	6/15/28	10,000	9,613
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	9,582
	UnitedHealth Group Inc.	2.300%	5/15/31	2,100	1,764
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	22,122
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	5,897
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	9,176
	UnitedHealth Group Inc.	3.050%	5/15/41	27,591	20,392
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	32,539
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	26,724
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	11,144
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	6,877
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	3,712
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	10,373
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,179
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	30,738
	UnitedHealth Group Inc.	2.900%	5/15/50	51,194	33,191
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	13,604
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	7,744
	UnitedHealth Group Inc.	5.875%	2/15/53	45,756	47,528
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	6,346
	Wyeth LLC	5.950%	4/1/37	15,000	15,794
					2,161,047
Industrials (1.4%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	14,462
[5]	Ashtead Capital Inc.	5.500%	8/11/32	9,088	8,878
[5]	Ashtead Capital Inc.	5.550%	5/30/33	4,475	4,361
[5]	Ashtead Capital Inc.	5.950%	10/15/33	8,250	8,265
[5]	Ashtead Capital Inc.	5.800%	4/15/34	12,685	12,595
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	29,092
[5]	BAE Systems plc	3.400%	4/15/30	9,390	8,502

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BAE Systems plc	5.250%	3/26/31	5,380	5,365
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,583
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	5,055
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	17,575
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	21,952
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,605
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	11,246
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	8,475
	Canadian National Railway Co.	2.450%	5/1/50	25,925	15,511
	Canadian Pacific Railway Co.	4.950%	8/15/45	13,845	12,627
	Carrier Global Corp.	6.200%	3/15/54	3,250	3,487
	CSX Corp.	3.350%	9/15/49	7,745	5,447
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,735	14,660
[5]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,155	6,110
[5]	Daimler Truck Finance North America LLC	3.650%	4/7/27	29,140	27,902
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,675	4,667
[5]	Daimler Truck Finance North America LLC	5.375%	1/18/34	10,505	10,405
	Eaton Corp.	6.500%	6/1/25	10,000	10,089
[5]	Element Fleet Management Corp.	5.643%	3/13/27	12,870	12,899
	Honeywell International Inc.	4.250%	1/15/29	27,486	26,889
	Honeywell International Inc.	4.875%	9/1/29	4,514	4,520
	Honeywell International Inc.	5.000%	2/15/33	58,534	58,519
	Honeywell International Inc.	4.500%	1/15/34	34,531	33,148
	Honeywell International Inc.	5.375%	3/1/41	3,976	3,952
	John Deere Capital Corp.	4.500%	1/16/29	16,295	16,014
	John Deere Capital Corp.	5.150%	9/8/33	37,076	37,165
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,144
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,302
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	5,967
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	10,837
	Republic Services Inc.	4.875%	4/1/29	3,640	3,610
	Republic Services Inc.	5.200%	11/15/34	15,980	15,862
	RTX Corp.	4.450%	11/16/38	9,050	8,009
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	18,840	16,823
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	17,705	14,887
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	33,200	29,116
	Trane Technologies Financing Ltd.	5.250%	3/3/33	1,080	1,087
	Trane Technologies Financing Ltd.	5.100%	6/13/34	5,490	5,469
[5]	UL Solutions Inc.	6.500%	10/20/28	12,130	12,622
	Union Pacific Corp.	2.800%	2/14/32	2,135	1,841
	Union Pacific Corp.	3.375%	2/14/42	14,380	11,051
	Union Pacific Corp.	3.250%	2/5/50	3,049	2,124
	Union Pacific Corp.	3.799%	10/1/51	18,788	14,356
	Union Pacific Corp.	3.500%	2/14/53	31,048	22,253
	Union Pacific Corp.	3.550%	5/20/61	10,000	6,892
	Union Pacific Corp.	3.750%	2/5/70	19,165	13,381
[2]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	3,844	3,760
					674,415
Materials (0.2%)
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	13,804
[5]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,466	2,417
[5]	Glencore Funding LLC	5.371%	4/4/29	22,325	22,212
[5]	Glencore Funding LLC	6.375%	10/6/30	24,196	25,229
[5]	Glencore Funding LLC	2.625%	9/23/31	8,510	7,005
[5]	Glencore Funding LLC	5.700%	5/8/33	4,685	4,667
[5]	Glencore Funding LLC	6.500%	10/6/33	21,175	22,119
[5]	Glencore Funding LLC	5.634%	4/4/34	935	921
[5]	Glencore Funding LLC	3.875%	4/27/51	2,150	1,537
[5]	Glencore Funding LLC	3.375%	9/23/51	2,855	1,856
[5]	Glencore Funding LLC	5.893%	4/4/54	9,900	9,522
					111,289
Real Estate (1.1%)
	American Tower Corp.	4.400%	2/15/26	7,300	7,172
	American Tower Corp.	3.800%	8/15/29	23,261	21,622
	American Tower Corp.	5.450%	2/15/34	935	927
[5]	American Tower Trust #1	5.490%	3/15/53	67,325	67,592
	Crown Castle Inc.	2.250%	1/15/31	825	678
	CubeSmart LP	2.250%	12/15/28	11,790	10,385
	Extra Space Storage LP	5.500%	7/1/30	12,025	12,110

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	5.900%	1/15/31	18,540	18,933
	Healthpeak OP LLC	2.125%	12/1/28	29,850	26,311
	Healthpeak OP LLC	3.000%	1/15/30	30,600	27,153
	NNN REIT Inc.	5.500%	6/15/34	27,004	26,759
	Prologis LP	5.250%	6/15/53	7,773	7,342
	Public Storage Operating Co.	5.125%	1/15/29	5,920	5,973
	Public Storage Operating Co.	5.100%	8/1/33	5,980	5,932
	Public Storage Operating Co.	5.350%	8/1/53	3,325	3,206
	Realty Income Corp.	2.200%	6/15/28	25,855	23,117
	Realty Income Corp.	4.700%	12/15/28	26,960	26,460
	Realty Income Corp.	3.250%	1/15/31	19,405	17,151
	Realty Income Corp.	2.850%	12/15/32	24,565	20,256
	Realty Income Corp.	4.900%	7/15/33	26,200	25,040
	Realty Income Corp.	5.125%	2/15/34	19,550	18,972
[5]	SBA Tower Trust	1.840%	4/15/27	53,140	47,795
[5]	SBA Tower Trust	2.836%	1/15/50	24,160	23,736
[5]	SBA Tower Trust	1.884%	7/15/50	9,320	8,765
[5]	SBA Tower Trust	1.631%	5/15/51	40,475	36,763
[5]	SBA Tower Trust	2.593%	10/15/56	50,750	41,438
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	23,670	22,599
	VICI Properties LP	6.125%	4/1/54	17,373	16,628
					570,815
Technology (3.2%)
	Apple Inc.	3.250%	2/23/26	38,220	37,170
	Apple Inc.	2.450%	8/4/26	15,073	14,317
	Apple Inc.	3.350%	2/9/27	56,435	54,428
	Apple Inc.	3.200%	5/11/27	34,750	33,310
	Apple Inc.	2.900%	9/12/27	83,420	78,807
	Apple Inc.	3.850%	5/4/43	27,275	22,831
	Apple Inc.	4.450%	5/6/44	4,035	3,728
	Apple Inc.	3.850%	8/4/46	36,510	29,798
	Apple Inc.	2.650%	5/11/50	31,850	20,339
	Apple Inc.	2.650%	2/8/51	22,665	14,322
	Apple Inc.	3.950%	8/8/52	15,533	12,609
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,604
	Broadcom Inc.	4.150%	11/15/30	4,670	4,412
[5]	Broadcom Inc.	2.600%	2/15/33	26,170	21,188
[5]	Broadcom Inc.	3.469%	4/15/34	20,074	17,108
	Cisco Systems Inc.	4.950%	2/26/31	48,835	48,801
	Cisco Systems Inc.	5.050%	2/26/34	43,620	43,578
	Cisco Systems Inc.	5.300%	2/26/54	20,335	19,938
[5]	Constellation Software Inc.	5.158%	2/16/29	17,418	17,416
[5]	Constellation Software Inc.	5.461%	2/16/34	11,138	11,131
[5]	Foundry JV Holdco LLC	5.900%	1/25/30	9,460	9,598
[5]	Foundry JV Holdco LLC	6.150%	1/25/32	11,660	11,895
[5]	Foundry JV Holdco LLC	5.875%	1/25/34	13,452	13,343
[5]	Foundry JV Holdco LLC	6.250%	1/25/35	51,566	52,698
[5]	Foundry JV Holdco LLC	6.400%	1/25/38	40,394	41,634
	Intel Corp.	2.000%	8/12/31	1,260	1,026
	Intel Corp.	5.625%	2/10/43	37,050	36,703
	Intel Corp.	4.100%	5/19/46	32,739	26,136
	Intel Corp.	3.250%	11/15/49	10,000	6,705
	Intel Corp.	3.050%	8/12/51	36,221	22,974
	Intel Corp.	4.900%	8/5/52	90,021	79,345
	Intel Corp.	5.700%	2/10/53	27,465	27,019
	Intel Corp.	5.600%	2/21/54	42,905	41,612
	Intel Corp.	3.200%	8/12/61	16,360	10,069
	International Business Machines Corp.	7.000%	10/30/25	25,000	25,554
	International Business Machines Corp.	3.300%	5/15/26	148,025	143,035
	International Business Machines Corp.	3.500%	5/15/29	85,623	80,042
	Intuit Inc.	5.200%	9/15/33	47,045	47,263
	Intuit Inc.	5.500%	9/15/53	11,665	11,712
	KLA Corp.	4.950%	7/15/52	17,965	16,719
	Microsoft Corp.	3.450%	8/8/36	25,692	22,400
	Microsoft Corp.	2.525%	6/1/50	162,183	102,393
	Microsoft Corp.	2.921%	3/17/52	67,978	46,174
	Microsoft Corp.	2.675%	6/1/60	19,051	11,582
	Oracle Corp.	1.650%	3/25/26	51,805	48,562
	Oracle Corp.	3.250%	11/15/27	36,619	34,535

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.600%	4/1/50	5,152	3,598
	Oracle Corp.	6.900%	11/9/52	15,000	16,766
	Oracle Corp.	5.550%	2/6/53	28,115	26,589
	QUALCOMM Inc.	2.150%	5/20/30	44,450	38,472
	QUALCOMM Inc.	4.500%	5/20/52	12,005	10,361
	Teledyne Technologies Inc.	2.250%	4/1/28	18,390	16,533
					1,598,882
Utilities (6.0%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	3,553
	AEP Texas Inc.	3.450%	1/15/50	16,810	11,105
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	11,780
	Alabama Power Co.	5.200%	6/1/41	3,365	3,121
	Alabama Power Co.	4.100%	1/15/42	5,595	4,518
	Alabama Power Co.	3.750%	3/1/45	20,255	15,516
	Alabama Power Co.	4.300%	7/15/48	27,790	22,744
	Ameren Illinois Co.	3.800%	5/15/28	22,365	21,446
	Ameren Illinois Co.	3.700%	12/1/47	5,085	3,796
	American Water Capital Corp.	2.950%	9/1/27	20,245	18,951
	American Water Capital Corp.	4.450%	6/1/32	14,030	13,365
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,132
	American Water Capital Corp.	4.200%	9/1/48	29,696	24,087
	American Water Capital Corp.	4.150%	6/1/49	885	710
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,126
	Arizona Public Service Co.	6.350%	12/15/32	5,740	6,025
	Arizona Public Service Co.	3.350%	5/15/50	16,830	11,214
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	19,777
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	6,166
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	33,591
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	894
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	10,093
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	25,118
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	21,680	18,008
[5]	Boston Gas Co.	3.150%	8/1/27	8,010	7,463
[5]	Boston Gas Co.	3.001%	8/1/29	5,700	5,105
[5]	Boston Gas Co.	3.757%	3/16/32	13,050	11,383
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	34,556	26,071
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	13,345	13,233
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	5,450
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	24,500	24,586
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	8,753
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,787	28,772
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	2,250	2,227
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	4,782
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	11,728
	Cleco Securitization I LLC	4.646%	9/1/44	26,300	24,578
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	21,832
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	10,054
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	4,766
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	3,761
	Commonwealth Edison Co.	4.000%	3/1/48	9,180	7,136
	Commonwealth Edison Co.	3.850%	3/15/52	3,365	2,491
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	9,759
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	47,700
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	26,005
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,106
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	21,217
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	17,415	14,742
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,687	24,200
	Consumers Energy Co.	4.200%	9/1/52	28,110	22,731
	Dominion Energy Inc.	3.375%	4/1/30	1,939	1,751
	Dominion Energy Inc.	5.375%	11/15/32	21,394	21,218
	Dominion Energy Inc.	4.900%	8/1/41	13,562	11,932
	Dominion Energy Inc.	4.600%	3/15/49	13,855	11,507
	Dominion Energy Inc.	4.850%	8/15/52	40,417	34,773
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,249
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,447
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	24,016
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	9,394
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	5,928

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	22,252
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,152
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,851	4,772
	Duke Energy Carolinas LLC	6.100%	6/1/37	17,410	17,905
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,165
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,335
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	4,190
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	12,632
	Duke Energy Carolinas LLC	5.350%	1/15/53	36,625	34,791
	Duke Energy Corp.	2.650%	9/1/26	17,480	16,530
	Duke Energy Corp.	3.400%	6/15/29	11,420	10,558
	Duke Energy Corp.	3.300%	6/15/41	33,075	23,993
	Duke Energy Corp.	4.800%	12/15/45	37,600	32,314
	Duke Energy Corp.	3.750%	9/1/46	14,740	10,736
	Duke Energy Corp.	4.200%	6/15/49	13,960	10,733
	Duke Energy Corp.	3.500%	6/15/51	36,945	24,919
	Duke Energy Corp.	5.000%	8/15/52	15,010	13,048
	Duke Energy Florida LLC	5.950%	11/15/52	11,095	11,318
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	33,766
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,726
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,025
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	49,926
	Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,411
	Duke Energy Progress LLC	2.900%	8/15/51	2,503	1,549
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	7,391
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	27,632
[5]	East Ohio Gas Co.	2.000%	6/15/30	13,440	11,130
[5]	East Ohio Gas Co.	3.000%	6/15/50	19,575	12,031
	Edison International	5.250%	11/15/28	23,981	23,767
	Emera US Finance LP	3.550%	6/15/26	23,660	22,681
	Entergy Corp.	2.950%	9/1/26	7,085	6,720
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,497
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,245
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,602
	Eversource Energy	3.300%	1/15/28	14,490	13,523
	Eversource Energy	5.450%	3/1/28	24,455	24,532
	Eversource Energy	3.375%	3/1/32	14,435	12,398
	Eversource Energy	5.125%	5/15/33	3,050	2,924
	Exelon Corp.	3.350%	3/15/32	32,015	28,034
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	915	909
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	1,915	1,912
	Florida Power & Light Co.	6.200%	6/1/36	12,452	13,221
	Florida Power & Light Co.	5.690%	3/1/40	4,994	5,060
	Florida Power & Light Co.	5.250%	2/1/41	29,745	29,058
	Florida Power & Light Co.	4.125%	2/1/42	20,000	16,861
	Florida Power & Light Co.	3.700%	12/1/47	18,970	14,351
	Fortis Inc.	3.055%	10/4/26	44,365	42,091
	Georgia Power Co.	4.700%	5/15/32	30,600	29,558
	Georgia Power Co.	4.950%	5/17/33	17,650	17,218
	Georgia Power Co.	5.250%	3/15/34	12,965	12,929
	Georgia Power Co.	4.750%	9/1/40	34,725	31,291
	Georgia Power Co.	4.300%	3/15/42	28,162	23,920
	Georgia Power Co.	3.700%	1/30/50	9,335	6,883
	Georgia Power Co.	5.125%	5/15/52	35,520	33,080
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	11,621
[5]	ITC Holdings Corp.	4.950%	9/22/27	4,440	4,398
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	35,424
[5]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	4,828
[5]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	6,585
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	10,180
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	942
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	12,085
	MidAmerican Energy Co.	4.250%	7/15/49	1,100	904
	MidAmerican Energy Co.	3.150%	4/15/50	37,370	25,024
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,264
	Mississippi Power Co.	4.250%	3/15/42	5,919	4,862
[5]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,026
	Nevada Power Co.	3.125%	8/1/50	15,175	9,689
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	13,455	13,485
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	26,330	23,280

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,880	7,319
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	17,929
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	33,690
	NiSource Inc.	5.250%	3/30/28	19,598	19,577
	NiSource Inc.	5.250%	2/15/43	13,546	12,434
	NiSource Inc.	4.800%	2/15/44	9,995	8,673
	NiSource Inc.	5.000%	6/15/52	22,475	19,870
	Northern States Power Co.	2.250%	4/1/31	4,915	4,133
[2,5]	Oglethorpe Power Corp.	6.191%	1/1/31	31,080	31,558
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	5,106
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,481
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	15,373
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	4,625	4,530
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	10,422
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	31,293
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	7,095
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	27,670	26,506
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	10,905
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	2,912
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	14,196
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	22,772
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	13,940	12,610
	Pacific Gas and Electric Co.	6.150%	1/15/33	19,855	20,169
	Pacific Gas and Electric Co.	6.400%	6/15/33	18,975	19,626
	Pacific Gas and Electric Co.	6.950%	3/15/34	9,130	9,831
	Pacific Gas and Electric Co.	5.800%	5/15/34	935	930
	Pacific Gas and Electric Co.	4.500%	7/1/40	22,339	18,413
	Pacific Gas and Electric Co.	6.750%	1/15/53	3,720	3,865
	Pacific Gas and Electric Co.	6.700%	4/1/53	27,456	28,533
	PECO Energy Co.	4.600%	5/15/52	16,875	14,435
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	2,798
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	11,644
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	10,355	9,058
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	26,060	25,256
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	23,790	22,766
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	10,000	8,740
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	8,764
	PPL Electric Utilities Corp.	5.250%	5/15/53	1,060	1,010
	Public Service Electric and Gas Co.	3.100%	3/15/32	13,910	12,105
	Public Service Enterprise Group Inc.	5.200%	4/1/29	15,080	15,042
	Public Service Enterprise Group Inc.	5.450%	4/1/34	9,680	9,601
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	16,603
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	4,036
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,188
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,214
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	31,099
	San Diego Gas & Electric Co.	5.350%	4/1/53	25,375	23,986
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	7,956	6,834
	SCE Recovery Funding LLC	1.942%	5/15/40	3,915	2,868
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	2,405
	Sempra	3.700%	4/1/29	5,190	4,859
	Sempra	3.800%	2/1/38	20,000	16,339
	Sempra	6.000%	10/15/39	21,184	21,425
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,655
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,159
	Southern California Edison Co.	5.150%	6/1/29	28,620	28,607
	Southern California Edison Co.	5.450%	6/1/31	9,980	10,054
	Southern California Edison Co.	5.950%	11/1/32	11,975	12,376
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,077
	Southern California Edison Co.	6.050%	3/15/39	3,995	4,080
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,432
	Southern California Edison Co.	4.050%	3/15/42	17,788	14,238
	Southern California Edison Co.	3.900%	3/15/43	8,782	6,813
	Southern California Edison Co.	4.650%	10/1/43	20,125	17,296
	Southern California Edison Co.	3.600%	2/1/45	8,160	5,958
	Southern California Edison Co.	4.000%	4/1/47	3,675	2,812
	Southern California Edison Co.	4.125%	3/1/48	32,029	24,871
	Southern California Edison Co.	4.875%	3/1/49	3,085	2,677
	Southern California Edison Co.	3.650%	2/1/50	25,325	18,005
	Southern California Edison Co.	5.700%	3/1/53	6,920	6,713

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	5.875%	12/1/53	7,688	7,672
	Southern California Edison Co.	5.750%	4/15/54	7,370	7,208
	Southern California Gas Co.	6.350%	11/15/52	14,830	15,985
	Southern Co.	4.400%	7/1/46	25,160	21,033
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	4,235	4,335
	Southwest Gas Corp.	2.200%	6/15/30	9,465	8,020
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,150
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,135
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	2,672
	Tampa Electric Co.	4.900%	3/1/29	7,195	7,146
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	38,205
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	17,879
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	17,046
	Tucson Electric Power Co.	5.500%	4/15/53	6,980	6,713
	Union Electric Co.	4.000%	4/1/48	14,942	11,605
	Union Electric Co.	3.900%	4/1/52	13,335	10,186
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	39,136
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	9,714
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	14,424
					2,966,387
Total Corporate Bonds (Cost $23,809,610)					21,556,591
Sovereign Bonds (1.2%)
[5]	Government of Bermuda	2.375%	8/20/30	18,405	15,473
[5]	Government of Bermuda	3.375%	8/20/50	7,115	4,842
[5]	Kingdom of Saudi Arabia	5.000%	1/16/34	31,086	30,479
[5]	Kingdom of Saudi Arabia	5.000%	1/18/53	40,250	35,270
[5]	Kingdom of Saudi Arabia	5.750%	1/16/54	62,130	60,055
[5]	OMERS Finance Trust	4.000%	4/20/28	17,930	17,438
	Province of Ontario	2.500%	4/27/26	100,400	96,135
	Province of Quebec	2.500%	4/20/26	134,755	129,102
	Republic of Chile	2.550%	7/27/33	37,110	30,065
	Republic of Chile	3.500%	1/31/34	19,975	17,330
	Republic of Chile	3.500%	4/15/53	22,895	16,195
	State of Israel	5.375%	3/12/29	31,735	31,110
	State of Israel	5.500%	3/12/34	18,085	17,189
	State of Israel	5.750%	3/12/54	57,000	51,071
[5]	State of Qatar	4.400%	4/16/50	13,435	11,722
	United Mexican States	6.338%	5/4/53	16,100	15,146
	United Mexican States	6.400%	5/7/54	31,710	30,168
Total Sovereign Bonds (Cost $652,508)					608,790
Taxable Municipal Bonds (3.1%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	3,830
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	5,045
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	29,315
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	8,274
	California GO	7.500%	4/1/34	5,845	6,746
	California GO	7.350%	11/1/39	45,195	51,934
	California GO	7.600%	11/1/40	2,215	2,654
	California GO	5.875%	10/1/41	26,725	27,733
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	6,305	5,740
	California State University College & University Revenue	2.719%	11/1/52	7,175	4,764
	California State University College & University Revenue	2.939%	11/1/52	15,330	10,470
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	58,470	64,598
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	29,881	33,012
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,404
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	13,330	13,091
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	6,152
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	7,339
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	3,884
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	21,470	19,056
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	6,554
	Duke University College & University Revenue	5.850%	4/1/37	62,165	66,539
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	11,260	9,047
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	69,437	75,566
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	1,983
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,575
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	7,950	7,258

Vanguard® Wellesley® Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	50,000	36,524
	Houston TX GO	6.290%	3/1/32	11,355	12,086
	Illinois GO	5.100%	6/1/33	173,341	170,084
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	17,292
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	11,270	11,073
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,324
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	36,786
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	10,451
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	11,762
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	24,469
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	15,366
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	13,474
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	17,306
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	16,940	17,796
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,430	2,878
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	1,435	1,442
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	30,534
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	2,955	2,665
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	9,904
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	33,995
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	30,184
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	15,705	11,929
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	17,184
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	14,510	14,896
[9]	Oregon School Boards Association GO	4.759%	6/30/28	10,241	10,168
[8]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	22,614
[10]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	69,185
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	35	36
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	34,450	33,637
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	11,341
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	46,020
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	10,109
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	10,999
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	9,015
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	9,292
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	16,437
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	30,103
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	13,387	13,371
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	20,320	20,356
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	7,275	7,282
	University of California College & University Revenue	1.316%	5/15/27	13,645	12,391
	University of California College & University Revenue	3.931%	5/15/45	18,275	16,533
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	16,418
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	11,706
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	17,350
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	9,975
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	40,252
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	18,485
	University of Michigan College & University Revenue	2.562%	4/1/50	17,168	11,091
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	11,206
	University of Minnesota College & University Revenue	4.048%	4/1/52	28,000	23,938
[7]	Wisconsin Appropriations Revenue	5.700%	5/1/26	3,840	3,857
	Wisconsin Appropriations Revenue	3.954%	5/1/36	20,825	19,210
Total Taxable Municipal Bonds (Cost $1,728,500)					1,563,344
				Shares
Common Stocks (37.3%)
Communication Services (0.6%)
	T-Mobile US Inc.			1,086,892	191,488
	Omnicom Group Inc.			1,123,331	100,763
					292,251
Consumer Discretionary (1.4%)
	Darden Restaurants Inc.			1,262,366	191,021
	Tractor Supply Co.			667,892	180,331
	Home Depot Inc.			452,933	155,918
	Starbucks Corp.			1,974,787	153,737
					681,007

Vanguard® Wellesley® Income Fund
	Shares	Market Value ($000)
Consumer Staples (4.3%)
Philip Morris International Inc.	3,707,240	375,655
Unilever plc ADR	6,732,418	370,216
Keurig Dr Pepper Inc.	9,264,693	309,441
Procter & Gamble Co.	1,764,869	291,062
Kenvue Inc.	14,731,897	267,826
Pernod Ricard SA	1,817,664	248,001
Archer-Daniels-Midland Co.	3,377,693	204,181
Kimberly-Clark Corp.	659,443	91,135
		2,157,517
Energy (4.2%)
EOG Resources Inc.	4,580,510	576,549
ConocoPhillips	4,787,734	547,621
EQT Corp.	6,998,343	258,799
Coterra Energy Inc.	9,673,183	257,984
Phillips 66	1,647,403	232,564
Targa Resources Corp.	1,446,634	186,297
		2,059,814
Financials (6.9%)
JPMorgan Chase & Co.	4,170,634	843,552
MetLife Inc.	4,569,490	320,733
Royal Bank of Canada	2,579,868	274,667
Morgan Stanley	2,788,809	271,044
M&T Bank Corp.	1,738,701	263,170
American International Group Inc.	3,500,656	259,889
Regions Financial Corp.	12,836,113	257,236
Bank of America Corp.	5,527,392	219,824
Ares Management Corp. Class A	1,385,172	184,616
PNC Financial Services Group Inc.	1,182,695	183,885
Wells Fargo & Co.	3,056,343	181,516
Allstate Corp.	599,871	95,775
Goldman Sachs Group Inc.	207,789	93,987
		3,449,894
Health Care (6.0%)
Merck & Co. Inc.	5,284,824	654,261
Johnson & Johnson	3,739,670	546,590
Pfizer Inc.	18,831,970	526,918
Gilead Sciences Inc.	4,863,643	333,695
UnitedHealth Group Inc.	553,707	281,981
AstraZeneca plc ADR	3,530,039	275,308
Roche Holding AG	863,885	239,347
Medtronic plc	1,801,709	141,812
		2,999,912
Industrials (3.8%)
General Dynamics Corp.	1,051,390	305,050
United Parcel Service Inc. Class B (XNYS)	2,035,615	278,574
L3Harris Technologies Inc.	1,238,171	278,068
Emerson Electric Co.	2,217,445	244,274
Johnson Controls International plc	3,409,043	226,599
PACCAR Inc.	1,775,621	182,782
Canadian National Railway Co.	1,157,618	136,794
Siemens AG (Registered)	725,239	134,986
Deere & Co.	247,624	92,520
		1,879,647
Information Technology (3.9%)
Broadcom Inc.	313,037	502,590
Cisco Systems Inc.	8,807,068	418,424
NXP Semiconductors NV	1,197,713	322,293
Corning Inc.	6,711,784	260,753
TE Connectivity Ltd.	1,624,724	244,407
QUALCOMM Inc.	982,725	195,739
		1,944,206
Materials (1.8%)
Rio Tinto plc ADR	4,510,965	297,408
PPG Industries Inc.	1,358,223	170,987
Barrick Gold Corp. (XTSE)	9,780,542	163,140
Celanese Corp.	1,025,496	138,329

Vanguard® Wellesley® Income Fund
				Shares	Market Value ($000)
	LyondellBasell Industries NV Class A			1,293,345	123,721
					893,585
Real Estate (1.6%)
	Crown Castle Inc.			3,368,733	329,125
	Weyerhaeuser Co.			7,324,555	207,944
	Gaming and Leisure Properties Inc.			3,780,441	170,914
	Host Hotels & Resorts Inc.			5,521,518	99,277
					807,260
Utilities (2.8%)
	Sempra			4,295,707	326,732
	Exelon Corp.			8,474,119	293,289
	PPL Corp.			9,457,837	261,509
	American Electric Power Co. Inc.			2,147,767	188,445
	Dominion Energy Inc.			3,614,026	177,088
	NextEra Energy Inc.			1,770,713	125,384
					1,372,447
Total Common Stocks (Cost $13,863,009)					18,537,540
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund	5.380%		59	6
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.7%)
	Bank of America Securities, LLC (Dated 6/28/24, Repurchase Value $32,114,000, collateralized by Fannie Mae 3.500%–3.825%, 10/1/28–4/1/52, and Freddie Mac 6.500%–7.000%, 10/1/53–11/1/53, with a value of $32,742,000)	5.320%	7/1/24	32,100	32,100
	Deutsche Bank Securities, Inc. (Dated 6/28/24, Repurchase Value $39,718,000, collateralized by Fannie Mae 6.090%, 9/27/27, Federal Farm Credit Bank 0.600%–3.780%, 11/24/25–6/8/28, and Federal Home Loan Bank 0.330%–5.540%, 8/26/24–2/25/41, with a value of $40,494,000)	5.340%	7/1/24	39,700	39,700
	HSBC Bank USA (Dated 6/28/24, Repurchase Value $31,114,000, collateralized by Fannie Mae 4.500%–6.500%, 8/1/52–5/1/54, and Freddie Mac 6.000%, 7/1/53, with a value of $31,722,000)	5.330%	7/1/24	31,100	31,100
	HSBC Bank USA (Dated 6/28/24, Repurchase Value $32,714,000, collateralized by U.S. Treasury Bill 0.000%, 7/16/24, U.S. Treasury Inflation Indexed Note/Bond 1.500%–2.125%, 2/15/41–2/15/53, and U.S. Treasury Note/Bond 3.625%, 5/15/53, with a value of $33,354,000)	5.320%	7/1/24	32,700	32,700
	JP Morgan Securities LLC (Dated 6/28/24, Repurchase Value $9,004,000, collateralized by U.S. Treasury Bill 0.000%, 7/5/24, and U.S. Treasury Note/Bond, 6.875%, 8/15/25, with a value of $9,180,000)	5.320%	7/1/24	9,000	9,000
	JP Morgan Securities LLC (Dated 6/28/24, Repurchase Value $37,116,000, collateralized by U.S. Treasury Bill 0.000%, 12/26/24, and U.S. Treasury Note/Bond, 4.625%–6.875%, 8/15/25–9/15/26, with a value of $37,842,000)	5.320%	7/1/24	37,100	37,100
	Natixis SA (Dated 6/28/24, Repurchase Value $33,115,000, collateralized by Federal Home Loan Bank 4.000%, 10/24/29, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.500%, 2/15/52–2/15/53, and U.S. Treasury Note/Bond 0.250%–4.500%, 9/30/24–2/15/51, with a value of $33,762,000)	5.320%	7/1/24	33,100	33,100
	NatWest Markets plc (Dated 6/28/24, Repurchase Value $25,311,000, collateralized by U.S. Treasury Note/Bond 2.250%, 11/15/27, with a value of $25,806,000)	5.320%	7/1/24	25,300	25,300
	Nomura International plc (Dated 6/28/24, Repurchase Value $38,117,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 2.375%, 1/15/27, and U.S. Treasury Note/Bond 0.500%–4.625%, 3/31/25–8/31/26, with a value of $38,901,000)	5.320%	7/1/24	38,100	38,100
	RBC Capital Markets LLC (Dated 6/28/24, Repurchase Value $42,319,000, collateralized by Freddie Mac 5.000%, 11/1/52, and U.S. Treasury Note/Bond 5.342%–5.445%, 7/31/24–10/31/24, with a value of $43,146,000)	5.320%	7/1/24	42,300	42,300

Vanguard® Wellesley® Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Societe Generale (Dated 6/28/24, Repurchase Value $35,516,000, collateralized by Fannie Mae 3.500%–6.000%, 2/1/48–10/1/53, and U.S. Treasury Bill 0.000%, 8/8/24, with a value of $36,210,000)	5.310%	7/1/24	35,500	35,500
				356,000
Total Temporary Cash Investments (Cost $356,002)				356,006
Total Investments (99.7%) (Cost $47,581,368)				49,645,989
Other Assets and Liabilities—Net (0.3%)				125,938
Net Assets (100%)				49,771,927
Cost is in $000.
1	Securities with a value of $5,203,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $6,969,891,000, representing 14.0% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	September 2024	(2,484)	(273,201)	1,228
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Vanguard® Wellesley® Income Fund
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2024, counterparties had deposited in segregated accounts securities with a value of $119,000 in connection with TBA transactions.
D.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Wellesley® Income Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,786,865	—	5,786,865
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,236,853	—	1,236,853
Corporate Bonds	—	21,556,591	—	21,556,591
Sovereign Bonds	—	608,790	—	608,790
Taxable Municipal Bonds	—	1,563,344	—	1,563,344
Common Stocks	17,915,206	622,334	—	18,537,540
Temporary Cash Investments	6	356,000	—	356,006
Total	17,915,212	31,730,777	—	49,645,989
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,228	—	—	1,228
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.